Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of Change in Projected Benefit Obligations	Plan assets, expenses and obligations for our defined benefit pension plans are presented in the following tables.

	United States	Int’l	United States	Int’l
Dollars in millions	2020		2019
Change in projected benefit obligations:
Projected benefit obligations at beginning of period	$76	$1,988	$71	$1,751
Service cost	—	2	—	2
Interest cost	2	39	3	50
Foreign currency exchange rate changes	—	75	—	46
Actuarial (gain) loss	6	287	7	214
Other	—	(1)	—	(1)
Benefits paid	(4)	(64)	(5)	(74)
Projected benefit obligations at end of period	$80	$2,326	$76	$1,988
Change in plan assets:
Fair value of plan assets at beginning of period	$60	$1,727	$54	$1,518
Actual return on plan assets	7	189	10	200
Employer contributions	2	44	2	43
Foreign currency exchange rate changes	—	66	—	41
Benefits paid	(4)	(64)	(5)	(74)
Other	(1)	(1)	(1)	(1)
Fair value of plan assets at end of period	$64	$1,961	$60	$1,727
Funded status	$(16)	$(365)	$(16)	$(261)

Schedule of Amounts Recognized on Consolidated Balance Sheet

	United States	Int’l	United States	Int’l
Dollars in millions	2020		2019
Amounts recognized on the consolidated balance sheets
Pension obligations	$(16)	$(365)	$(16)	$(261)

Components of Net Periodic Benefit Cost
Net periodic pension cost for our defined benefit plans included the following components:

	United States	Int’l	United States	Int’l	United States	Int’l
Dollars in millions	2020		2019		2018
Components of net periodic benefit cost
Service cost	$—	$2	$—	$2	$—	$2
Interest cost	2	39	3	50	2	50
Expected return on plan assets	(3)	(59)	(3)	(77)	(3)	(80)
Prior service cost amortization	—	1	—	1	—	—
Recognized actuarial loss	2	22	2	16	2	26
Net periodic benefit cost	$1	$5	$2	$(8)	$1	$(2)

Schedule of Accumulated Other Comprehensive Loss
The amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost at December 31, 2020 and 2019, net of tax were as follows:

	United States	Int’l	United States	Int’l
Dollars in millions	2020		2019
Unrecognized actuarial loss, net of tax of $10 and $240, $9 and $215, respectively	$24	$740	$22	$632
Total in accumulated other comprehensive loss	$24	$740	$22	$632

Schedule of Accumulated Other Comprehensive Income to be Amortized into Net Periodic Benefit Cost
Estimated amounts that will be amortized from accumulated other comprehensive income, net of tax, into net periodic benefit cost in 2021 are as follows:

Dollars in millions	United States	Int’l
Actuarial loss	$2	$25
Total	$2	$25

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine net periodic benefit cost
	United States	Int'l	United States	Int'l	United States	Int'l
	2020		2019		2018
Discount rate	2.89%	2.05%	3.98%	2.90%	3.33%	2.50%
Expected return on plan assets	5.72%	3.70%	6.09%	5.09%	6.01%	5.20%

Weighted-average assumptions used to determine benefit obligations at measurement date
	United States	Int'l	United States	Int'l
	2020		2019
Discount rate	2.00%	1.40%	2.89%	2.05%

Schedule of Allocation of Plan Assets
The target asset allocation for our U.S. and International plans for 2021 is as follows:

Asset Allocation	2021 Targeted
	United States	Int'l
Equity funds and securities	51%	23%
Fixed income funds and securities	39%	55%
Hedge funds	—%	5%
Real estate funds	1%	4%
Other	9%	13%
Total	100%	100%
The range of targeted asset allocations for our International plans for 2021 and 2020, by asset class, are as follows:

International Plans	2021 Targeted		2020 Targeted
	Percentage Range		Percentage Range
	Minimum	Maximum	Minimum	Maximum
Equity funds and securities	1%	50%	1%	50%
Fixed income funds and securities	35%	100%	35%	100%
Hedge funds	—%	7%	—%	22%
Real estate funds	—%	10%	—%	20%
Other	—%	34%	—%	42%

The range of targeted asset allocations for our U.S. plans for 2021 and 2020, by asset class, are as follows:

Domestic Plans	2021 Targeted		2020 Targeted
	Percentage Range		Percentage Range
	Minimum	Maximum	Minimum	Maximum
Equity funds and securities	41%	62%	41%	68%
Fixed income funds and securities	31%	47%	31%	47%
Real estate funds	1%	1%	1%	1%
Other	7%	10%	7%	10%
A summary of total investments for KBR’s defined benefit pension plan assets measured at fair value is presented below.

	Fair Value Measurements at Reporting Date
Dollars in millions	Total	Level 1	Level 2	Level 3
Asset Category at December 31, 2020
United States plan assets
Investments measured at net asset value (a)	$62	$—	$—	$—
Cash and equivalents	2	2	—	—
Total United States plan assets	$64	$2	$—	$—
International plan assets
Equities	$108	$—	$—	$108
Fixed income	1	—	—	1
Real estate	2	—	—	2
Cash and cash equivalents	4	4	—	—
Other	40	—	—	40
Investments measured at net asset value (a)	1,806	—	—	—
Total international plan assets	$1,961	$4	$—	$151
Total plan assets at December 31, 2020	$2,025	$6	$—	$151

	Fair Value Measurements at Reporting Date
Dollars in millions	Total	Level 1	Level 2	Level 3
Asset Category at December 31, 2019
United States plan assets
Investments measured at net asset value (a)	$59	$—	$—	$—
Cash and equivalents	$1	$1	$—	$—
Total United States plan assets	$60	$1	$—	$—
International plan assets
Equities	$103	$—	$—	$103
Fixed income	1	—	—	1
Real estate	2	—	—	2
Cash and cash equivalents	2	2	—	—
Other	87	44	—	43
Investments measured at net asset value (a)	1,532	—	—	—
Total international plan assets	$1,727	$46	$—	$149
Total plan assets at December 31, 2019	$1,787	$47	$—	$149
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.
Schedule of Fair Value Measurement of Plan Assets
The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed each year due to the following:

Dollars in millions	Total	Equities	Fixed Income	Real Estate	Other
International plan assets
Balance as of December 31, 2018	$126	$84	$2	$1	$39
Return on assets held at end of year	8	10	—	—	(2)
Return on assets sold during the year	1	—	—	1	—
Purchases, sales and settlements	11	7	(1)	—	5
Foreign exchange impact	3	2	—	—	1
Balance as of December 31, 2019	$149	$103	$1	$2	$43
Return on assets held at end of year	2	1	—	—	1
Return on assets sold during the year	2	—	—	—	2
Purchases, sales and settlements, net	(6)	—	—	—	(6)
Foreign exchange impact	4	4	—	—	—
Balance as of December 31, 2020	$151	$108	$1	$2	$40

Schedule of Expected Benefit Payments
Benefit payments. The following table presents the expected benefit payments over the next 10 years.

	Pension Benefits
Dollars in millions	United States	Int’l
2021	$5	$60
2022	$5	$61
2023	$5	$62
2024	$5	$64
2025	$5	$65
Years 2026 - 2030	$24	$348